Exhibit 99.1

Nissan Auto Lease Trust 2016-B

Servicer Report

Collection Period Start	1-Nov-17	Distribution Date	15-Dec-17
Collection Period End	30-Nov-17	30/360 Days	30
Beg. of Interest Period	15-Nov-17	Actual/360 Days	30
End of Interest Period	15-Dec-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	977,503,418.46	933,185,635.61	0.6876018
Total Securities		1,357,159,875.53	977,503,418.46	933,185,635.61	0.6876018
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	192,997,810.46	161,933,943.98	0.4318239
Class A-2b Notes	1.530280%	160,000,000.00	82,345,732.47	69,091,816.10	0.4318239
Class A-3 Notes	1.500000%	388,000,000.00	388,000,000.00	388,000,000.00	1.0000000
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	31,063,866.48	202,647.70	82.8369773	0.5403939
Class A-2b Notes	13,253,916.37	105,010.02	82.8369773	0.6563126
Class A-3 Notes	0.00	485,000.00	0.0000000	1.2500000
Class A-4 Notes	0.00	130,141.67	0.0000000	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	44,317,782.85	922,799.39

Nissan Auto Lease Trust 2016-B

Servicer Report

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	13,713,592.70
Monthly Interest	4,547,860.02

Total Monthly Payments	18,261,452.72
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	666,268.73
Aggregate Sales Proceeds Advance	15,966,590.27

Total Advances	16,632,859.00
Vehicle Disposition Proceeds:
Reallocation Payments	16,016,830.60
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	9,273,995.23
Excess Wear and Tear and Excess Mileage	120,555.33
Remaining Payoffs	0.00
Net Insurance Proceeds	1,039,335.61
Residual Value Surplus	306,203.22

Total Collections	61,651,231.71

Nissan Auto Lease Trust 2016-B

Servicer Report

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	14,603,674.60			1,070
Involuntary Repossession	264,725.00			22
Voluntary Repossession	162,352.00			12
Full Termination	945,601.00			69
Bankruptcty	40,478.00			3
Insurance Payoff		1,018,433.68		60
Customer Payoff			95,065.25	6
Grounding Dealer Payoff			5,593,960.26	265
Dealer Purchase			1,774,674.86	82

Total	16,016,830.60	1,018,433.68	7,463,700.37	1,589

Nissan Auto Lease Trust 2016-B

Servicer Report

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	55,961	1,174,055,212.60	7.00000%	977,503,418.46
Total Depreciation Received		(17,019,134.10)		(13,305,839.76)
Principal Amount of Gross Losses	(120)	(2,332,147.80)		(1,945,054.07)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,039)	(17,776,852.19)		(14,782,611.93)
Scheduled Terminations	(836)	(16,426,741.15)		(14,284,277.09)

Pool Balance—End of Period	53,966	1,120,500,337.36		933,185,635.61
Remaining Pool Balance
Lease Payment				203,845,052.34
Residual Value				729,340,583.27

Total				933,185,635.61

III. DISTRIBUTIONS

Total Collections				61,651,231.71
Reserve Amounts Available for Distribution				0.00

Total Available for Distribution				61,651,231.71
1. Amounts due Indenture Trustee as Compensation or Indemnity				0.00
2. Reimbursement of Payment Advance				535,122.74
3. Reimbursement of Sales Proceeds Advance				10,145,737.44
4. Servicing Fee:
Servicing Fee Due				814,586.18
Servicing Fee Paid				814,586.18
Servicing Fee Shortfall				0.00

Total Trustee, Advances and Servicing Fee Paid				11,495,446.36

Nissan Auto Lease Trust 2016-B

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	202,647.70
Class A-2a Notes Monthly Interest Paid	202,647.70
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	105,010.02
Class A-2b Notes Monthly Interest Paid	105,010.02
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	485,000.00
Class A-3 Notes Monthly Interest Paid	485,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00

Nissan Auto Lease Trust 2016-B

Servicer Report

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67
Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	922,799.39
Total Note and Certificate Monthly Interest Paid	922,799.39
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	49,232,985.96
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	44,317,782.85
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	44,317,782.85
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

Nissan Auto Lease Trust 2016-B

Servicer Report

7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	4,915,203.11
IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,785,799.38
Required Reserve Account Amount	20,357,398.13
Beginning Reserve Account Balance	20,357,398.13
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,357,398.13
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	4,915,203.11
Gross Reserve Account Balance	25,272,601.24
Remaining Available Collections Released to Seller	4,915,203.11
Total Ending Reserve Account Balance	20,357,398.13

Nissan Auto Lease Trust 2016-B

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			11.67
Monthly Prepayment Speed			104%
Lifetime Prepayment Speed			81%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,584,317.06
Securitization Value of Defaulted Receivables and Casualty Receivables		1,945,054.07	120
Aggregate Defaulted and Casualty Gain (Loss)		(360,737.01)
Pool Balance at Beginning of Collection Period		977,503,418.46
Net Loss Ratio
Current Collection Period		-0.0369%
Preceding Collection Period		-0.0309%
Second Preceding Collection Period		-0.0090%
Third Preceding Collection Period		-0.0207%
Cumulative Net Losses for all Periods		0.2107%	2,859,167.31

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.85%	8,297,653.24	471
61-90 Days Delinquent	0.23%	2,200,047.54	127
91-120 Days Delinquent	0.04%	394,892.14	24
More than 120 Days	0.01%	83,064.06	5

Total Delinquent Receivables:	1.11%	10,975,656.98	627

Nissan Auto Lease Trust 2016-B

Servicer Report

61+ Days Delinquencies as Percentage of Receivables	Amount	Number
Current Collection Period	0.27%	0.28%
Preceding Collection Period	0.23%	0.24%
Second Preceding Collection Period	0.30%	0.31%
Third Preceding Collection Period	0.29%	0.30%
60 Day Delinquent Receivables	3,318,964.22
Delinquency Percentage	0.34%
Delinquency Trigger	4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	15,549,275.60	1,139
Securitization Value	16,995,681.52	1,139

Aggregate Residual Gain (Loss)	(1,446,405.92)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	81,510,361.32	5,579
Cumulative Securitization Value	87,314,204.46	5,579

Cumulative Residual Gain (Loss)	(5,803,843.14)

Nissan Auto Lease Trust 2016-B

Servicer Report

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	16,623,722.86
Reimbursement of Outstanding Advance	10,145,737.44
Additional Advances for current period	15,966,590.27

Ending Balance of Residual Advance	22,444,575.69

Beginning Balance of Payment Advance	1,633,673.10
Reimbursement of Outstanding Payment Advance	535,122.74
Additional Payment Advances for current period	666,268.73

Ending Balance of Payment Advance	1,764,819.09

Nissan Auto Lease Trust 2016-B

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge- offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO